JPMorgan SmartRetirement 2055 Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan SmartRetirement 2055 Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 531
Expense Example, No Redemption, 3 Years	722
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,522
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	453
Expense Example, No Redemption, 5 Years	786
Expense Example, No Redemption, 10 Years	1,586
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	209
Expense Example, No Redemption, 5 Years	366
Expense Example, No Redemption, 10 Years	$ 821